Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Securities Sold Under Agreements to Repurchase

13. SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company has overnight repurchase agreements with customers, as well as term repurchase agreements with the FHLBNY. At December 31, 2013 and 2012, customer repurchase agreements were $478 thousand with an interest rate of 0.08% and $2.0 million with interest rate of 0.17%, respectively. Interest expense on customer repurchase agreements was $2 thousand, $7 thousand and $7 thousand for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in interest on funds borrowed on the consolidated statements of operations. Collateral for customer repurchase agreements consisted of U.S. Treasury notes or securities issued or guaranteed by one of the U.S. Government sponsored agencies. The fair value of the collateral was approximately equal to the amounts outstanding.

At December 31, 2013 and 2012, the Company did not have any FHLBNY repurchase agreements. Interest expense on FHLBNY repurchase agreements was $0, $472 thousand and $737 thousand for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in interest on funds borrowed on the consolidated statements of operations. Collateral for the FHLBNY repurchase agreements consists of securities issued or guaranteed by one of the U.S. Government sponsored agencies. The fair value of the collateral exceeded the amount outstanding at December 31, 2013, 2012 and 2011.

A summary of securities sold under agreements to repurchase, interest rates, approximate average amounts outstanding and their approximate weighted average rates at December 31, 2013, 2012 and 2011 is as follows:

SUMMARY OF REPURCHASE AGREEMENTS

At or for the Years Ended December 31,	2013	2012	2011
FHLBNY repurchase agreements outstanding at year end	$—	$—	$15,000
Weighted average interest rate at year end	—%	—%	4.84%
Approximate average amount outstanding during the year	$—	$18,333	$15,000
Approximate weighted average rate during the year	—%	2.30%	4.91%
Repurchase agreements with customers outstanding at year end	$478	$1,968	$5,668
Weighted average interest rate at year end	0.08%	0.17%	0.08%
Approximate average amount outstanding during the year	$1,469	$4,859	$6,659
Approximate weighted average rate during the year	0.14%	0.15%	0.10%

The maximum month end amount of securities sold under agreements to repurchase for the years ended December 31, 2013 and 2012 is as follows:

SUMMARY OF MAXIMUM MONTH END REPURCHASE AGREEMENTS

December 31,	2013	2012
FHLBNY repurchase agreements	$—	$45,000
Repurchase agreements with customers	$3,172	$7,278